Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expenses	¥ 150,078	¥ 128,878
Short-term lease expense	¥ 11,594	¥ 9,990